Litigation, regulatory and similar matters (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	$ 3,322
Increase in provisions recognized in the income statement	690
Release of provisions recognized in the income statement	(118)
Provisions used in conformity with designated purpose	(745)
Foreign currency translation / unwind of discount	(108)
Balance at the end of period	3,042
Litigation, regulatory and similar matters
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	2,798
Increase in provisions recognized in the income statement	406
Release of provisions recognized in the income statement	(58)
Provisions used in conformity with designated purpose	(470)
Reclassifications	0
Foreign currency translation / unwind of discount	(91)
Balance at the end of period	2,586
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	1,338
Increase in provisions recognized in the income statement	268
Release of provisions recognized in the income statement	(23)
Provisions used in conformity with designated purpose	(331)
Reclassifications	0
Foreign currency translation / unwind of discount	(70)
Balance at the end of period	1,182
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	181
Increase in provisions recognized in the income statement	2
Release of provisions recognized in the income statement	(15)
Provisions used in conformity with designated purpose	0
Reclassifications	0
Foreign currency translation / unwind of discount	(9)
Balance at the end of period	159
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	8
Increase in provisions recognized in the income statement	1
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	0
Reclassifications	0
Foreign currency translation / unwind of discount	0
Balance at the end of period	8
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	310
Increase in provisions recognized in the income statement	129
Release of provisions recognized in the income statement	(8)
Provisions used in conformity with designated purpose	(115)
Reclassifications	4
Foreign currency translation / unwind of discount	(11)
Balance at the end of period	308
Litigation, regulatory and similar matters | Group Functions
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	962
Increase in provisions recognized in the income statement	6
Release of provisions recognized in the income statement	(12)
Provisions used in conformity with designated purpose	(23)
Reclassifications	(4)
Foreign currency translation / unwind of discount	0
Balance at the end of period	928
UBS AG
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	3,256
Increase in provisions recognized in the income statement	629
Release of provisions recognized in the income statement	(109)
Provisions used in conformity with designated purpose	(689)
Foreign currency translation / unwind of discount	(106)
Balance at the end of period	2,982
UBS AG | Litigation, regulatory and similar matters
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	2,798
Increase in provisions recognized in the income statement	406
Release of provisions recognized in the income statement	(57)
Provisions used in conformity with designated purpose	(470)
Foreign currency translation / unwind of discount	(90)
Balance at the end of period	2,586
UBS AG | Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	1,338
Increase in provisions recognized in the income statement	268
Release of provisions recognized in the income statement	(23)
Provisions used in conformity with designated purpose	(331)
Foreign currency translation / unwind of discount	(70)
Balance at the end of period	1,182
UBS AG | Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	181
Increase in provisions recognized in the income statement	2
Release of provisions recognized in the income statement	(15)
Provisions used in conformity with designated purpose	0
Foreign currency translation / unwind of discount	(9)
Balance at the end of period	159
UBS AG | Litigation, regulatory and similar matters | Asset Management
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	8
Increase in provisions recognized in the income statement	1
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	0
Foreign currency translation / unwind of discount	0
Balance at the end of period	8
UBS AG | Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	310
Increase in provisions recognized in the income statement	129
Release of provisions recognized in the income statement	(8)
Provisions used in conformity with designated purpose	(115)
Foreign currency translation / unwind of discount	(11)
Balance at the end of period	308
UBS AG | Litigation, regulatory and similar matters | Group Functions
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	962
Increase in provisions recognized in the income statement	6
Release of provisions recognized in the income statement	(12)
Provisions used in conformity with designated purpose	(23)
Foreign currency translation / unwind of discount	0
Balance at the end of period	$ 928